Inventories, net	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories, net
Inventories, net
Due to changes in fuel prices, we recorded a write-down on the value of fuel inventory of $78 million at December 31, 2015.
Inventories consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Fuel-retail	$1	$1
Fuel-wholesale	364	283
Fuel-consignment	5	4
Merchandise	4	3
Other	11	5
Inventories, net	$385	$296